Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001705402
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	AGM Group Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 2212, 22/F
Entity Address, Address Line Two	CC Wu Building
Entity Address, Address Line Three	302-308 Hennessy Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
City Area Code	852
Local Phone Number	852-975-02047
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168